Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities Current [Abstract]
Voyage and vessel expenses	$ 250,557	$ 144,250
Interest	73,817	66,125
Payroll and benefits and other	91,369	100,452
Deferred revenue	49,486	52,391
Loan from affiliates	1,595	4,064
Accrued Liabilities	$ 466,824	$ 367,282